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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2011

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: This Amendment:
                        (Check only one:):
                        [ ] is a restatement
                        [ ] adds new holdings entries

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    George Kaiser Family Foundation
Address: 7020 South Yale, Suite 220
         Tulsa, OK 74136

                         Form 13F File number: 28-13551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Robert Thomas
Title: Chief Investment Officer
Phone: (918) 392-1612

                      SIGNATURE, PLACE, AND DATE OF SIGNING

/s/Robert Thomas     Tulsa, OK          August 5, 2011
-------------------  -------------      --------------
    [Signature]      [City, State]          [Date]

                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: none

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 7
Form 13F Information Table Value Total: $ 1,027,251

                                  (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
                               AS OF JUNE 30, 2011

COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
-------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                     TITLE OF           VALUE X  SHRS OR   SH/ PUT/ INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER         CLASS    CUSIP    $1000   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE      SHARED NONE
-------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Unit Corporation      Common  909218109 371,011  6,089,131  SH         Sole             6,089,131
BOK Financial         Common  05561Q201 269,733  4,924,834  SH         Sole             4,924,834
Anadarko Petroleum    Common  032511107 205,563  2,678,000  SH         Sole             2,678,000
Petroleo Brasileiros  Common  71654V408 124,287  3,670,600  SH         Sole             3,670,600
Sandridge             Common  80007P907  33,617  6,670,000  SH Call    Sole             6,670,000
Apache                Common  037411105  18,509    150,000  SH         Sole               150,000
Shaw Group            Common  820280105   4,532    150,000  SH         Sole               150,000